Subsequent Events (Additional Information) (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common shares, shares issued		35,034,431	18,256,628
Lincoln Park | Maximum [Member]
Subsequent Event [Line Items]
Stock Issuance period	36 months
Subsequent Events
Subsequent Event [Line Items]
Common stock purchase commitment	$ 30.0
Subsequent Events | Maximum [Member]
Subsequent Event [Line Items]
Common stock purchase commitment	50.0
Subsequent Events | Lincoln Park
Subsequent Event [Line Items]
Common stock purchase commitment cost	$ 0.1
Common shares, shares issued	100,000
Common stock with the fair value	$ 0.3